FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

November 10, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $27,617 (thousands)

List of Other Included Managers:

(1) Partners Group Alternative Strategies PCC Limited

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                                                             FORM 13F

                                       Name of Reporting Manager:        Troob Capital Advisors LLC     (SEC USE ONLY)
QTR ENDED: 9/30/06
                                       Name of Other Included Manager:  1 = Partners Group Alternative Strategies PCC Limited

Item 1:                        Item 2:    Item3:    Item 4:    Item 5:             Item 6:   Item 7:           Item 8:
Name of Issuer             Title of Class CUSIP     Fair       Shares or          Investment Other         Voting Authority
                                                    Market     Principal Sh/ Put/ Discretion Managers
                                                    Value      Amount    Prn Call                     (a) Sole (b) Shared  (c) None
                                                    (x $1000)

AMR Corp                   COM            001765956     39          471  SH  Put    SHARED     1                     471
AMR Corp                   COM            001765956     58          340  SH  Put    SHARED     1                     340
Atlas Air Worldwide        COM            049164205  4,443      102,099  SH         SHARED     1                 102,099
BE Aerospace, Inc.         COM            073302101  4,064      192,687  SH  Call   SHARED     1                 192,687
Ball Corp                  COM            058498956     17          692  SH         SHARED     1                     692
Constar International Inc  COM            21036U107  1,108      185,604  SH         SHARED     1                 185,604
  New
Crown Holdings Inc         COM            228368106  4,230      227,406  SH         SHARED     1                 227,406
Deere & Co                 COM            244199955     72          743  SH  Put    SHARED     1                     743
Exide Technologies         COM New        302051206  1,507      404,056  SH         SHARED     1                 404,056
Ishares Trust              Russell 2000   464287955    435        3,001  SH  Put    SHARED     1                   3,001
NationsHealth Inc          COM            63860C100    208      132,549  SH         SHARED     1                 132,549
Paxar Corp                 COM            704227107  5,901      295,325  SH         SHARED     1                 295,325
Six Flags Inc              COM            83001P109  1,079      206,350  SH         SHARED     1                 206,350
United Rentals Inc         COM            911363109  4,433      190,669  SH         SHARED     1                 190,669
Weyerhaeuser Co            COM            962116904     23          572  SH  Call   SHARED     1                     572

                                     Value Total:   27,617

                                    Entry Total:       15
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